Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 18, 2018
Registrant Name	CREDIT SUISSE OPPORTUNITY FUNDS
Central Index Key	0000946110
Amendment Flag	false
Document Creation Date	Jul. 18, 2018
Document Effective Date	Jul. 18, 2018
Prospectus Date	Jul. 18, 2018
Credit Suisse Strategic Income Fund | Class A
Prospectus:
Trading Symbol	CSOAX
Credit Suisse Strategic Income Fund | Class C
Prospectus:
Trading Symbol	CSOCX
Credit Suisse Strategic Income Fund | Class I
Prospectus:
Trading Symbol	CSOIX